LOANS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of loans and receivables [abstract]
Disclosure of detailed information about distribution of the credit portfolio [Text Block]

The distribution of the loan portfolio of Grupo Aval by product is shown as follows:

	December 31, 2021		December 31, 2020
General purpose loans	Ps.	87,652,620	Ps.	79,602,750
Payroll loans		35,666,306		24,905,547
Mortgages		27,058,641		22,757,640
Credit Cards		20,182,153		16,607,901
Working capital loans		19,410,295		16,164,803
Personal loans		12,356,219		16,908,282
Commercial financial leases		11,108,676		10,636,603
Automobile and vehicle loans		8,353,725		7,115,987
Interbank & overnight funds		3,218,433		4,693,678
Loans funded by development banks		3,198,592		3,900,175
Housing leases		2,061,675		1,801,130
Overdrafts		626,345		641,564
Consumer financial leases		362,018		338,784
Microcredit		317,739		372,321
Gross balance of loan portfolio	Ps.	231,573,437	Ps.	206,447,165
Loss allowance loan portfolio (1)		(11,275,612)		(10,905,171)
Net balance of loan portfolio	Ps.	220,297,825	Ps.	195,541,994

(1)   See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

Disclosure of detailed information about distribution of loans portfolio by maturity period [Text Block]

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2021

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	51,391,093	Ps.	29,235,366	Ps.	17,099,011	Ps.	24,302,334	Ps.	122,027,804
Consumer		20,754,224		12,483,902		11,463,155		32,187,864		76,889,145
Mortgage		616,096		966,883		1,145,363		26,391,974		29,120,316
Microcredit		188,726		111,014		13,849		4,150		317,739
Interbank and overnight funds		3,218,433		—		—		—		3,218,433
Total gross loan portfolio	Ps.	76,168,572	Ps.	42,797,165	Ps.	29,721,378	Ps.	82,886,322	Ps.	231,573,437

December 31, 2020

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial	Ps.	45,689,138	Ps.	27,230,670	Ps.	16,500,368	Ps.	21,566,762	Ps.	110,986,938
Consumer		17,061,123		11,388,303		11,229,958		26,156,073		65,835,457
Mortgage		548,925		846,345		998,398		22,165,103		24,558,771
Microcredit		198,886		146,578		20,728		6,129		372,321
Interbank and overnight funds		4,693,678		—		—		—		4,693,678
Total gross loan portfolio	Ps.	68,191,750	Ps.	39,611,896	Ps.	28,749,452	Ps.	69,894,067	Ps.	206,447,165

Disclosure of detailed information about interest income by portfolio

The interest income of the loan portfolio of Grupo Aval by portfolio is shown as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
Commercial	Ps.	6,583,884	Ps.	7,442,901	Ps.	7,271,607
Consumer		9,260,876		9,319,044		8,935,803
Mortgage		2,023,462		1,862,105		1,658,115
Microcredit		77,880		95,679		106,062
Repos, interbank loans portfolio		169,628		227,300		519,580
Total interest income	Ps.	18,115,730	Ps.	18,947,029	Ps.	18,491,167

Disclosure of detailed information about reconciliation of undiscounted lease payments to net investment in finance lease [Text Block]

As of December 31, 2021, and 2020 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2021		December 31, 2020
Total gross rent payments receivable	Ps.	21,464,510	Ps.	17,861,864
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(660)		(564)
Plus, estimated residual amount of assets given for rental (without guarantee)		25,714		22,526
Gross investment in contracts of financial leasing		21,489,564		17,883,826
Less unrealized financial income		(7,957,194)		(5,107,309)
Net investment in contracts of financial leasing		13,532,370		12,776,517
Loss allowance of net investment in financial leasing	Ps.	(804,942)	Ps.	(737,549)

Disclosure of detailed information about gross investment and net investment in financial leasing contracts receivable [Text Block]

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2021 and 2020 in each period is as follows:

	December 31, 2021
	Gross investment		Net investment
Up to 1 year	Ps.	7,706,238	Ps.	4,330,434
From 1 to 5 years		7,678,563		5,383,073
More than 5 years		6,104,763		3,818,863
Total	Ps.	21,489,564	Ps.	13,532,370

	December 31, 2020
	Gross investment		Net investment
Up to 1 year	Ps.	2,383,724	Ps.	1,761,738
From 1 to 5 years		8,000,626		5,464,964
More than 5 years		7,499,476		5,549,815
Total	Ps.	17,883,826	Ps.	12,776,517